LOANS, Allocation of Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Year end amount allocation [Abstract]
Loans individually evaluated for impairment	$ 248	$ 914
Loans collectively evaluated for impairment	3,351	2,479
Total	3,599	3,393	$ 3,723
Recorded investment in loans related to allowance for credit losses [Abstract]
Loans individually evaluated for impairment	6,357	8,015
Loans collectively evaluated for impairment	342,322	300,477
Commercial Real Estate [Member]
Year end amount allocation [Abstract]
Loans individually evaluated for impairment	0	35
Loans collectively evaluated for impairment	2,260	1,572
Total	2,260	1,607	2,173
Recorded investment in loans related to allowance for credit losses [Abstract]
Loans individually evaluated for impairment	3,623	4,644
Loans collectively evaluated for impairment	209,699	175,973
Commercial [Member]
Year end amount allocation [Abstract]
Loans individually evaluated for impairment	144	840
Loans collectively evaluated for impairment	490	331
Total	634	1,171	542
Recorded investment in loans related to allowance for credit losses [Abstract]
Loans individually evaluated for impairment	766	1,995
Loans collectively evaluated for impairment	48,101	41,785
Residential Mortgage [Member]
Year end amount allocation [Abstract]
Loans individually evaluated for impairment	103	39
Loans collectively evaluated for impairment	402	388
Total	505	427	482
Recorded investment in loans related to allowance for credit losses [Abstract]
Loans individually evaluated for impairment	1,861	1,038
Loans collectively evaluated for impairment	47,198	43,660
Consumer and Home Equity Lines [Member]
Year end amount allocation [Abstract]
Loans individually evaluated for impairment	1	0
Loans collectively evaluated for impairment	199	188
Total	200	188	$ 328
Recorded investment in loans related to allowance for credit losses [Abstract]
Loans individually evaluated for impairment	107	338
Loans collectively evaluated for impairment	$ 37,324	$ 39,059